SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Total revenues, net	$ 2,042,672	$ 1,960,695	$ 6,173,013	$ 5,981,835
Income tax (expense) benefit	(13,017)	34,155	(40,604)	21,497
Interest expense	(20,899)	(15,677)	(62,359)	(38,126)
Depreciation	(21,737)	(25,315)	(69,182)	(73,544)
Amortization of intangible assets	(2,536)	(2,633)	(7,726)	(8,248)
Mark to market gains (losses)	4,783	(2,310)	2,926	5,819
Gain on asset sales	28,802	530	43,356	8,346
Incremental charges on biological assets related to the acquisition of Legacy Dole	0	(5,520)	0	(40,464)
Cyber-related incident	0	0	(5,321)	0
Other items	(222)	532	(1,085)	1,284
Income from continuing operations	55,657	58,284	154,391	146,523
Loss from discontinued operations, net of income taxes	(1,672)	(11,704)	(27,616)	(48,129)
Net income	53,985	46,580	126,775	98,394
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax (expense) benefit	(851)	(673)	(3,507)	(2,395)
Interest expense	(1,309)	(930)	(3,368)	(2,531)
Depreciation	(1,919)	(2,445)	(5,583)	(6,080)
Amortization of intangible assets	(631)	(628)	(1,887)	(1,918)
Other items	0	0	470	0
Fresh Fruit
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	45,111	49,382	180,138	166,087
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	34,923	30,686	100,932	88,397
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	5,159	(870)	27,191	28,399
Operating Segments
Segment Reporting Information [Line Items]
Total revenues, net	2,075,572	1,991,151	6,267,650	6,099,680
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenues, net	749,210	751,348	2,387,163	2,306,982
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenues, net	856,351	759,964	2,570,080	2,400,967
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenues, net	470,011	479,839	1,310,407	1,391,731
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenues, net	$ (32,900)	$ (30,456)	$ (94,637)	$ (117,845)